Cash and Cash Equivalents (Predecessor) (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jan. 19, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 6,582,000	$ 54,732,000
Cash and cash equivalents and restricted cash	$ 7,282,000	$ 69,932,000	$ 0	$ 0
United Maritime Predecessor [Member]
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents			250,000		$ 765,484
Cash and cash equivalents and restricted cash			250,000		$ 765,484	$ 732,556	$ 406,008
United Maritime Predecessor [Member] | Entrust Facility [Member]
Cash and Cash Equivalents [Abstract]
Minimum liquidity requirements per Loan Facility			$ 250,000